VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Tables)	12 Months Ended
Oct. 31, 2020
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Summary of consolidated financial information of the VIE and its subsidiaries

The following consolidated financial information of the VIE and its subsidiaries as a whole as of October 31, 2020 and 2019 and for the years ended October 31, 2020, 2019 and 2018 was included in the accompanying consolidated financial statements of the Company. Intercompany  transactions between the VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	As of October 31,
	2020	2019
Cash and cash equivalents	$6,137,444	$6,243,029
Restricted cash	785,806	723,557
Accounts receivable	1,247,059	173,055
Other current assets	1,390,094	948,503
Right-of-use assets, operating lease	317,141	124,101
Other non-current assets	182,735	197,381
Total Assets	10,060,279	8,409,626

VAT and other taxes payable	548,630	318,871
Other current liabilities	738,633	471,736
Non-current liabilities	133,109	40,125
Total Liabilities	1,420,372	830,732

Net assets	$8,639,907	$7,578,894

	Years Ended October 31,
	2020	2019	2018
Revenues	$3,249,344	$2,002,217	$3,087,708
Income from operations	566,336	102,670	1,459,217
Net income	$640,294	$175,787	$1,121,438